UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Master Enhanced International Series
Semi-Annual Report, June 30, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile investing environment, Master Enhanced International Series managed to outpace the return of the MSCI EAFE Index for the current period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2005, Master Enhanced International Series had a net total return of -.92% (master level). For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned -1.17%. During the period, our quantitative stock selection strategies contributed to the outperformance of the MSCI EAFE Index, while our stock substitution strategies had a limited impact on relative results.

The first quarter of 2005 was a negative period for international equities. The MSCI EAFE Index returned -.17% for the three-month period, with February representing the only positive month for the Index. Half of the 16 European MSCI country stock indexes saw positive gains in the first quarter. Norway and Denmark posted the strongest growth, with returns of approximately +4%, while Ireland posted the largest loss -- close to 9%. Japan's market lost approximately 1.4%, reversing the positive performance generated during the prior three months. In February, for the second time in the year's first three months, Japanese manufacturers cut production in response to slowing electronics exports. The largest market decline in the Pacific region during the first quarter was seen in Hong Kong, which declined more than 3.7%.

The second quarter was a negative period for international equities as well, with the MSCI EAFE Index declining 1.01%. Concerns about slowing economic growth and rising inflation depressed international stock prices in April, while May and June were slightly positive months for the markets. European equity markets were hit the hardest, with only six out of 16 European markets generating gains during the second quarter. Finland's and Norway's markets posted the strongest European growth, with returns of approximately +7.5% and +6.2%, respectively. Portugal posted the largest European loss, with a decline of nearly 9%. G8 nations the United Kingdom, France, Germany and Italy faced slowing consumer demand during the quarter, returning -.4%, -1.4%, -1.9% and -4.8%, respectively. Despite the increased confidence of Japanese manufacturers, Japan's market continued to decline, losing 3.6% during the second quarter. By contrast, Hong Kong reversed its first-quarter decline and posted the Pacific region's largest gain, 8%.

For the six-month period ended June 30, 2005, five of 10 MSCI EAFE sectors posted positive returns (in U.S. dollars). The strongest-performing sector was energy (+12.47%), followed by utilities (+3.36%) and industrials (+1.59%). Lagging sectors were telecommunications services (-9.37%), information technology (-5.90%) and consumer discretionary (-4.42%).

The European Central Bank (ECB) maintained interest rates at 2% throughout the first half of 2005, the lowest level since 1999. In December, the euro reached an all-time high against the U.S. dollar based on worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Federal Reserve Board's interest rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar reached a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark. The MSCI EAFE Index experienced two significant rebalancings during the period -- one on February 28, 2005, and another on May 31, 2005. We adjusted the portfolio to be in line with the Index as of the rebalancings' effective dates.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate alpha above the returns of the Index. The goal of our stock selection process is to use quantitative screens to determine if a stock might outperform or underperform the market. Each security is analyzed using quantitative screens designed to capture various factors and to provide signals that inform our investment decisions. These signals might include, but are not limited to, earnings quality, valuations, earnings surprise, equity issuance, short-term interest and price momentum.

We apply stock substitution strategies opportunistically as a value-added trading strategy. The goal is to try to take advantage of temporary strength in a security that might occur due to a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a convertible security as a cheaper alternative to a company's stock.

In April, we reinstituted the earnings surprise/estimates revisions signals in our investment strategy. We also removed signals related to "turn-of-the-year" trades. All other signals remained unchanged.

How would you characterize market conditions and the portfolio's position at the close of the period?

The two main drivers of the global economy in the past year have been the United States and China. The U.S. economy continues to be the world's primary engine for demand growth, while both nations together are the major consumers of commodities. Looking ahead, the United States and China are likely to hold the key to global economic prospects, although many observers hold out hope that Japan is slowly pulling itself out of its long-term malaise. Conversely, any optimism about European growth prospects appears misplaced because of political uncertainties surrounding the ratification of the European Union constitution and slowing regional growth.

Entering the second half of 2005, we are maintaining our standard full set of quantitative stock selection signals, except for our "turn-of-the-year" trades which were removed in April. As we approach September, we will look to increase our exposure to the price momentum signal to take advantage of tax-loss selling by U.S. mutual funds. This occurs before the tax year-end on October 31, as sellers drive prices down further as taxable investors harvest capital losses.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

July 15, 2005

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Africa - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.3%   Beverages - 0.3%                              37,956  SABMiller Plc                               $    592,914
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Africa                    592,914
------------------------------------------------------------------------------------------------------------------------------------
North America - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%  Capital Markets - 0.5%                        13,972  UBS AG Registered Shares                       1,087,720
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.0%                           60  National Australia Bank Ltd. (a)                   7,022
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                       3  News Corp. Class B                                    51
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in North America           1,094,793
------------------------------------------------------------------------------------------------------------------------------------
Pacific
Basin/Asia - 27.8%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.2%      Airlines - 0.0%                               18,978  Qantas Airways Ltd.                               48,750
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.3%                              14,713  Coca-Cola Amatil Ltd.                             88,486
                                                                   123,756  Foster's Group Ltd.                              501,850
                                                                                                                        ------------
                                                                                                                             590,336
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.2%                         6,943  Macquarie Bank Ltd.                              316,214
                                                                     1,109  Perpetual Trustees Australia Ltd.                 48,547
                                                                                                                        ------------
                                                                                                                             364,761
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.0%                               5,243  Orica Ltd.                                        71,137
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.4%                       37,482  Australia & New Zealand Banking Group Ltd.       621,408
                                                                    26,256  Commonwealth Bank of Australia                   759,515
                                                                    26,525  National Australia Bank Ltd.                     621,918
                                                                    53,393  Westpac Banking Corp.                            811,939
                                                                                                                        ------------
                                                                                                                           2,814,780
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.0%         12,071  Brambles Industries Ltd.                          75,173
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%              4,085  Leighton Holdings Ltd.                            35,808
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.4%                 65,758  CSR Ltd.                                         134,332
                                                                    54,713  Rinker Group Ltd.                                583,868
                                                                                                                        ------------
                                                                                                                             718,200
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%                 23,312  Amcor Ltd.                                       119,056
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.1%         17,642  Suncorp-Metway Ltd.                              270,431
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 32,158  Telstra Corp. Ltd.                               124,033
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%               34,628  Coles Myer Ltd.                                  244,419
                                                                    17,453  Woolworths Ltd.                                  219,641
                                                                                                                        ------------
                                                                                                                             464,060
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                          16,340  Futuris Corp. Ltd.                                22,668
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.0%                           2,225  Australian Gas Light Co., Ltd.                    24,134
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                        4,403  Ansell Ltd.                                       33,696
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                       49,938  Mayne Group Ltd.                                 180,429
                      Services - 0.1%                                6,800  Sonic Healthcare Ltd.                             65,154
                                                                                                                        ------------
                                                                                                                             245,583
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%           7,896  Aristocrat Leisure Ltd.                           69,817
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.2%               11,370  Wesfarmers Ltd.                                  346,757
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                              35,389  AMP Ltd.                                    $    174,529
                                                                    18,315  AXA Asia Pacific Holdings Ltd.                    61,147
                                                                    56,907  Insurance Australia Group Ltd.                   260,697
                                                                    39,613  QBE Insurance Group Ltd.                         484,024
                                                                                                                        ------------
                                                                                                                             980,397
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                  26,764  John Fairfax Holdings Ltd.                        87,723
                                                                     8,255  Publishing & Broadcasting Ltd.                    93,441
                                                                                                                        ------------
                                                                                                                             181,164
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.7%                        81,217  BHP Billiton Ltd.                              1,123,620
                                                                     4,225  BlueScope Steel Ltd.                              26,505
                                                                    11,199  OneSteel Ltd.                                     22,621
                                                                     9,425  Rio Tinto Ltd.                                   321,995
                                                                                                                        ------------
                                                                                                                           1,494,741
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%            56,131  Santos Ltd.                                      484,334
                                                                     7,348  Woodside Petroleum Ltd.                          163,829
                                                                                                                        ------------
                                                                                                                             648,163
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.3%                            41,673  CFS Gandel Retail Trust                           53,207
                                                                    10,372  Commonwealth Property Office Fund                 10,001
                                                                    21,530  DB RREEF Trust                                    22,401
                                                                    52,074  General Property Trust                           144,880
                                                                    20,327  ING Industrial Fund                               32,383
                                                                    40,573  Investa Property Group                            59,998
                                                                       451  Lend Lease Corp., Ltd.                             4,455
                                                                    29,081  Macquire Goodman Group                            90,441
                                                                    21,819  Mirvac Group                                      59,374
                                                                    32,863  Stockland                                        138,275
                                                                                                                        ------------
                                                                                                                             615,415
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.2%         153,053  Macquarie Infrastructure Group                   485,323
                                                                     3,855  Patrick Corp. Ltd.                                16,426
                                                                                                                        ------------
                                                                                                                             501,749
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia              10,860,809
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.6%      Airlines - 0.0%                               29,000  Cathay Pacific Airways Ltd.                       52,790
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                       91,643  BOC Hong Kong Holdings Ltd.                      173,305
                                                                       354  Hang Seng Bank Ltd.                                4,827
                                                                                                                        ------------
                                                                                                                             178,132
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                            1,000  Li & Fung Ltd.                                     2,078
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.2%                     26,000  CLP Holdings Ltd.                                149,177
                                                                    25,000  Cheung Kong Infrastructure Holdings Ltd.          74,454
                                                                    16,500  HongKong Electric Holdings                        75,354
                                                                                                                        ------------
                                                                                                                             298,985
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                   43,000  Johnson Electric Holdings Ltd.                    39,552
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                        73,367  Kingboard Chemical Holdings Ltd.                 234,071
                      Instruments - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.2%                         229,792  Hong Kong & China Gas                            467,075
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%          14,391  Shangri-La Asia Ltd.                              22,216
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.2%                    106,474  Techtronic Industries Co.                        269,154
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%               13,643  Hutchison Whampoa Ltd.                           123,297
                                                                    16,500  Swire Pacific Ltd. Class B                        26,745
                                                                                                                        ------------
                                                                                                                             150,042
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Marine - 0.0%                                  4,348  Orient Overseas International Ltd.          $     19,018
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                   9,000  Television Broadcasts Ltd.                        50,828
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.5%                               600  Cheung Kong Holdings Ltd.                          5,847
                                                                     1,000  Henderson Land Development Co., Ltd.               4,786
                                                                    12,500  Kerry Properties Ltd.                             27,820
                                                                   255,865  New World Development Ltd.                       314,347
                                                                    22,355  Sino Land Co.                                     23,870
                                                                    37,600  Sun Hung Kai Properties Ltd.                     371,245
                                                                    32,500  Swire Pacific Ltd. Class A                       287,442
                                                                    13,000  Wharf Holdings Ltd.                               45,656
                                                                                                                        ------------
                                                                                                                           1,081,013
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.1%                            98,240  MTR Corp.                                        189,572
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                 3,000  ASM Pacific Technology                            14,048
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                       30,000  Esprit Holdings Ltd.                             217,089
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%          19,702  Hopewell Holdings                                 50,565
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                    33,400  Hutchison Telecommunications International
                      Services - 0.0%                                       Ltd. (b)                                          33,085
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong               3,369,313
------------------------------------------------------------------------------------------------------------------------------------
Japan - 19.8%         Air Freight & Logistics - 0.1%                14,000  Yamato Transport Co., Ltd.                       194,567
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.2%                               13,000  All Nippon Airways Co., Ltd.                      39,653
                                                                   111,000  Japan Airlines Corp.                             299,513
                                                                                                                        ------------
                                                                                                                             339,166
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.6%                        16,200  Aisin Seiki Co., Ltd.                            351,602
                                                                    15,000  Bridgestone Corp.                                289,008
                                                                    11,200  Denso Corp.                                      255,212
                                                                     4,000  NOK Corp.                                        111,903
                                                                     3,000  Sanden Corp.                                      12,643
                                                                     1,000  Toyoda Gosei Co., Ltd.                            16,118
                                                                     7,800  Toyota Industries Corp.                          213,284
                                                                                                                        ------------
                                                                                                                           1,249,770
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 2.1%                            20,600  Honda Motor Co., Ltd.                          1,016,894
                                                                    73,000  Nissan Motor Co., Ltd.                           723,346
                                                                    71,900  Toyota Motor Corp.                             2,575,968
                                                                     3,000  Yamaha Motor Co., Ltd.                            55,094
                                                                                                                        ------------
                                                                                                                           4,371,302
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.2%                              14,000  Asahi Breweries Ltd.                             167,025
                                                                    18,000  Kirin Brewery Co., Ltd.                          174,461
                                                                     9,000  Sapporo Holdings Ltd. (f)                         43,453
                                                                     4,000  Takara Holdings, Inc.                             24,944
                                                                                                                        ------------
                                                                                                                             409,883
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.2%                      15,000  Asahi Glass Co., Ltd.                            157,838
                                                                     5,000  Central Glass Co., Ltd.                           31,270
                                                                     8,000  JS Group Corp. (f)                               135,583
                                                                     9,000  Nippon Sheet Glass Co., Ltd.                      35,250
                                                                     4,000  Sanwa Shutter Corp.                               23,067
                                                                    12,000  Toto Ltd.                                         94,973
                                                                                                                        ------------
                                                                                                                             477,981
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.4%                        41,000  Daiwa Securities Group, Inc.                     253,822
                                                                       700  Jafco Co., Ltd.                                   37,271
                                                                    50,000  Nikko Cordial Corp.                              220,197
                                                                    35,000  Nomura Holdings, Inc.                            419,141
                                                                                                                        ------------
                                                                                                                             930,431
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.6%                              24,000  Asahi Kasei Corp.                           $    114,358
                                                                    18,000  Dainippon Ink and Chemicals, Inc.                 57,666
                                                                    11,000  Denki Kagaku Kogyo Kabushiki Kaisha               39,608
                                                                     8,000  Ishihara Sangyo Kaisha Ltd.                       17,688
                                                                     1,000  JSR Corp.                                         21,117
                                                                    10,000  Kuraray Co., Ltd.                                 94,847
                                                                    60,000  Mitsubishi Chemical Corp.                        175,977
                                                                     9,000  Mitsubishi Gas Chemical Co., Inc.                 46,133
                                                                    12,000  Mitsubishi Rayon Co., Ltd.                        49,815
                                                                     7,000  Nippon Sanso Corp.                                35,629
                                                                     4,000  Nissan Chemical Industries Ltd.                   43,101
                                                                    22,000  Showa Denko KK                                    52,216
                                                                    31,000  Sumitomo Chemical Co., Ltd.                      142,677
                                                                    47,000  Toray Industries, Inc.                           223,103
                                                                    23,000  Ube Industries Ltd.                               46,909
                                                                     4,000  Zeon Corp.                                        34,618
                                                                                                                        ------------
                                                                                                                           1,195,462
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 2.2%                       30,000  The Bank of Yokohama Ltd. (b)                    173,540
                                                                     6,000  The Chiba Bank Ltd.                               39,581
                                                                     8,000  The Gunma Bank Ltd.                               48,155
                                                                    21,000  Hokuhoku Financial Group, Inc.                    64,435
                                                                        62  Mitsubishi Tokyo Financial Group, Inc.           526,505
                                                                    13,000  Mitsui Trust Holdings, Inc.                      133,742
                                                                       173  Mizuho Financial Group, Inc.                     783,738
                                                                   196,000  Resona Holdings, Inc. (b)                        366,140
                                                                    33,100  Shinsei Bank Ltd.                                178,628
                                                                    15,000  The Shizuoka Bank Ltd.                           129,005
                                                                       144  Sumitomo Mitsui Financial Group, Inc.            976,205
                                                                    65,000  The Sumitomo Trust & Banking Co., Ltd.           395,948
                                                                       154  UFJ Holdings, Inc.                               803,285
                                                                                                                        ------------
                                                                                                                           4,618,907
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.3%         11,000  Dai Nippon Printing Co., Ltd.                    177,394
                                                                     1,600  Kokuyo Co., Ltd.                                  21,601
                                                                     1,000  Meitec Corp.                                      30,773
                                                                     6,500  Secom Co., Ltd.                                  279,803
                                                                    10,000  Toppan Printing Co., Ltd.                        106,037
                                                                                                                        ------------
                                                                                                                             615,608
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%                2,000  Uniden Corp.                                      31,694
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.4%                50,000  Fujitsu Ltd.                                     262,612
                                                                     3,500  Seiko Epson Corp.                                116,867
                                                                   133,000  Toshiba Corp.                                    530,512
                                                                                                                        ------------
                                                                                                                             909,991
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.1%              2,627  COMSYS Holdings Corp.                             24,300
                                                                     1,000  JGC Corp.                                         12,309
                                                                    14,000  Obayashi Corp.                                    75,426
                                                                     5,000  Okumura Corp.                                     28,292
                                                                     5,000  Shimizu Corp.                                     23,328
                                                                    23,000  Taisei Corp.                                      77,628
                                                                                                                        ------------
                                                                                                                             241,283
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%                 11,000  Sumitomo Osaka Cement Co., Ltd.                   29,284
                                                                    34,000  Taiheiyo Cement Corp.                             90,822
                                                                                                                        ------------
                                                                                                                             120,106
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Consumer Finance - 0.5%                        2,340  Acom Co., Ltd.                              $    150,143
                                                                       550  Aiful Corp.                                       41,048
                                                                       600  Credit Saison Co., Ltd.                           19,980
                                                                     1,400  Hitachi Capital Corp.                             27,732
                                                                     2,300  ORIX Corp.                                       345,384
                                                                     2,250  Promise Co., Ltd.                                144,369
                                                                     5,440  Takefuji Corp.                                   368,198
                                                                                                                        ------------
                                                                                                                           1,096,854
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%                  7,000  Toyo Seikan Kaisha Ltd.                          110,739
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Consumer Services - 0.0%           1,700  Benesse Corp.                                     54,616
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                    186  Nippon Telegraph & Telephone Corp.               797,311
                      Services - 0.4%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.8%                      9,400  Chubu Electric Power Co., Inc.                   225,648
                                                                     2,000  Chugoku Electric Power Co.                        39,076
                                                                     4,700  Hokkaido Electric Power Co., Inc.                 96,282
                                                                    24,100  The Kansai Electric Power Co., Inc.              485,001
                                                                     7,300  Kyushu Electric Power Co., Inc.                  158,767
                                                                    11,300  Tohoku Electric Power Co., Inc.                  241,174
                                                                    21,900  The Tokyo Electric Power Co., Inc.               522,746
                                                                                                                        ------------
                                                                                                                           1,768,694
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.3%                   16,000  Fuji Electric Holdings Co., Ltd.                  48,804
                                                                     8,000  Fujikura Ltd.                                     39,130
                                                                     1,000  Furukawa Electric Co., Ltd.                        3,881
                                                                       601  Matsushita Electric Works Ltd.                     5,012
                                                                    56,000  Mitsubishi Electric Corp.                        297,157
                                                                    18,000  Sumitomo Electric Industries Ltd.                184,532
                                                                     1,000  Ushio, Inc.                                       17,823
                                                                                                                        ------------
                                                                                                                             596,339
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                         4,000  Alps Electric Co., Ltd.                           61,294
                      Instruments - 0.9%                             6,000  Citizen Watch Co., Ltd.                           54,363
                                                                    20,000  Dainippon Screen Manufacturing Co., Ltd.         134,825
                                                                    74,000  Hitachi Ltd.                                     450,104
                                                                     3,500  Kyocera Corp.                                    267,846
                                                                       800  Mabuchi Motor Co., Ltd.                           46,133
                                                                     5,100  Murata Manufacturing Co., Ltd.                   260,040
                                                                     3,000  Oki Electric Industry Co., Ltd.                   10,586
                                                                     7,000  Omron Corp.                                      154,454
                                                                     1,700  TDK Corp.                                        115,982
                                                                    25,000  Taiyo Yuden Co., Ltd.                            277,502
                                                                     7,000  Yokogawa Electric Corp.                           86,608
                                                                                                                        ------------
                                                                                                                           1,919,737
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.3%               18,200  Aeon Co., Ltd.                                   277,738
                                                                     1,182  Circle K Sunkus Co., Ltd.                         26,614
                                                                     9,100  Ito-Yokado Co., Ltd.                             302,211
                                                                       200  Lawson, Inc.                                       6,985
                                                                     4,000  UNY Co., Ltd.                                     45,519
                                                                                                                        ------------
                                                                                                                             659,067
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                          42,000  Ajinomoto Co., Inc.                              468,099
                                                                       200  Ariake Japan Co., Ltd.                             4,602
                                                                     1,500  House Foods Corp.                                 22,200
                                                                     2,000  Kikkoman Corp.                                    17,706
                                                                     6,000  Meiji Dairies Corp.                               34,329

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     6,000  Nichirei Corp.                              $     23,391
                                                                     2,100  Nissin Food Products Co., Ltd.                    53,917
                                                                     3,000  QP Corp.                                          25,097
                                                                     2,000  Toyo Suisan Kaisha, Ltd.                          31,333
                                                                     3,000  Yakult Honsha Co., Ltd.                           54,147
                                                                    32,000  Yamazaki Baking Co., Ltd.                        276,365
                                                                                                                        ------------
                                                                                                                           1,011,186
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.2%                          70,000  Osaka Gas Co., Ltd.                              220,467
                                                                    34,000  Tokyo Gas Co., Ltd.                              127,335
                                                                                                                        ------------
                                                                                                                             347,802
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                          500  Alfresa Holdings Corp.                            22,336
                      Services - 0.0%                                2,400  MEDICEO Holdings Co., Ltd.                        32,033
                                                                       500  Nichii Gakkan Co.                                 12,183
                                                                     1,300  Suzuken Co., Ltd.                                 32,790
                                                                                                                        ------------
                                                                                                                              99,342
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%           1,100  Oriental Land Co., Ltd.                           65,319
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 1.2%                      5,000  Casio Computer Co., Ltd.                          65,427
                                                                     2,500  Daito Trust Construction Co., Ltd.                93,629
                                                                     9,000  Daiwa House Industry Co., Ltd.                   103,231
                                                                     3,000  Makita Corp.                                      59,020
                                                                    49,000  Matsushita Electric Industrial Co., Ltd.         744,220
                                                                     6,700  Pioneer Corp.                                    101,519
                                                                    34,000  Sanyo Electric Co., Ltd.                          86,833
                                                                    11,000  Sekisui Chemical Co., Ltd.                        75,842
                                                                    12,000  Sekisui House Ltd.                               121,397
                                                                    16,000  Sharp Corp.                                      250,375
                                                                    21,500  Sony Corp.                                       741,179
                                                                       600  Sony Corp. (a)                                    20,664
                                                                                                                        ------------
                                                                                                                           2,463,336
                      --------------------------------------------------------------------------------------------------------------
                      Household Products - 0.1%                      9,000  Kao Corp.                                        212,391
                                                                     1,100  Uni-Charm Corp.                                   44,274
                                                                                                                        ------------
                                                                                                                             256,665
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.2%                             6,678  CSK Corp.                                        262,757
                                                                       700  Itochu Techno-Science Corp.                       24,574
                                                                        27  NTT Data Corp.                                    92,347
                                                                       900  TIS, Inc.                                         30,782
                                                                                                                        ------------
                                                                                                                             410,460
                      --------------------------------------------------------------------------------------------------------------
                      Independent Power Producers & Energy           3,621  Electric Power Development Co.                   104,895
                      Traders - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.6%                                  33  Millea Holdings, Inc.                            443,733
                                                                    35,000  Mitsui Sumitomo Insurance Co., Ltd.              315,540
                                                                    25,000  Sompo Japan Insurance, Inc.                      252,685
                                                                     5,350  T&D Holdings, Inc.                               252,026
                                                                                                                        ------------
                                                                                                                           1,263,984
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software & Services - 0.1%               32  Index Corp.                                       97,320
                                                                        40  Yahoo! Japan Corp.                                84,108
                                                                                                                        ------------
                                                                                                                             181,428
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products - 0.3%            8,000  Fuji Photo Film Co., Ltd.                        257,738
                                                                     3,000  Nikon Corp.                                       34,004

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     1,594  Sega Sammy Holdings, Inc.                   $     97,818
                                                                     1,800  Shimano, Inc.                                     51,169
                                                                     7,100  Yamaha Corp.                                     110,847
                                                                                                                        ------------
                                                                                                                             551,576
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.7%                               3,000  Amano Corp.                                       35,791
                                                                     7,000  Ebara Corp.                                       26,974
                                                                     2,800  Fanuc Ltd.                                       178,143
                                                                     6,000  Hino Motors Ltd.                                  34,816
                                                                     2,000  Hitachi Construction Machinery Co., Ltd.          23,879
                                                                    28,000  Ishikawajima-Harima Heavy Industries Co.,
                                                                            Ltd.                                              40,682
                                                                    30,000  Kawasaki Heavy Industries Ltd.                    57,666
                                                                    14,000  Komatsu Ltd.                                     108,781
                                                                     3,000  Koyo Seiko Co., Ltd.                              40,204
                                                                    76,000  Kubota Corp.                                     417,002
                                                                    90,000  Mitsubishi Heavy Industries Ltd.                 235,538
                                                                    17,000  Mitsui Engineering & Shipbuilding Co., Ltd.       33,291
                                                                    12,000  NSK Ltd.                                          61,619
                                                                     1,000  SMC Corp.                                        109,196
                                                                    14,000  Sumitomo Heavy Industries Ltd.                    67,340
                                                                     2,400  THK Co., Ltd.                                     49,598
                                                                     2,000  Takuma Co., Ltd.                                  14,204
                                                                                                                        ------------
                                                                                                                           1,534,724
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.2%                                 13,000  Kawasaki Kisen Kaisha Ltd.                        77,195
                                                                    18,000  Mitsui OSK Lines Ltd.                            111,272
                                                                    23,000  Nippon Yusen Kabushiki Kaisha                    132,425
                                                                                                                        ------------
                                                                                                                             320,892
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                      14  Dentsu, Inc.                                      34,618
                                                                     3,400  Toho Co., Ltd.                                    49,093
                                                                     1,000  Tokyo Broadcasting System, Inc.                   16,569
                                                                                                                        ------------
                                                                                                                             100,280
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.5%                         9,900  JFE Holdings, Inc.                               244,797
                                                                    86,000  Kobe Steel Ltd.                                  162,206
                                                                    23,000  Mitsubishi Materials Corp.                        54,381
                                                                    11,000  Nippon Light Metal Co., Ltd.                      26,108
                                                                   103,000  Nippon Steel Corp.                               239,816
                                                                    18,000  Nisshin Steel Co., Ltd.                           45,321
                                                                    89,000  Sumitomo Metal Industries Ltd.                   152,604
                                                                    28,000  Sumitomo Metal Mining Co., Ltd.                  192,293
                                                                                                                        ------------
                                                                                                                           1,117,526
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.1%                        5,000  Daimaru, Inc.                                     44,400
                                                                     4,000  Marui Co., Ltd.                                   53,966
                                                                    18,888  Mitsukoshi Ltd.                                   85,227
                                                                       600  Ryohin Keikaku Co., Ltd.                          29,672
                                                                     7,000  Takashimaya Co., Ltd.                             62,729
                                                                                                                        ------------
                                                                                                                             275,994
                      --------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.8%                     18,400  Canon, Inc.                                      969,732
                                                                     8,000  Konica Minolta Holdings, Inc.                     74,795
                                                                    35,000  Ricoh Co., Ltd.                                  547,378
                                                                                                                        ------------
                                                                                                                           1,591,905
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.1%            47,000  Nippon Mining Holdings, Inc.                     266,790
                                                                     5,000  Teikoku Oil Co., Ltd.                             37,271
                                                                                                                        ------------
                                                                                                                             304,061
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.1%                    23  Nippon Paper Group, Inc.                    $     84,478
                                                                    20,000  OJI Paper Co., Ltd.                              104,503
                                                                                                                        ------------
                                                                                                                             188,981
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.0%                       3,000  Shiseido Co., Ltd.                                37,903
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 1.0%                        12,400  Daiichi Pharmaceutical Co., Ltd.                 274,723
                                                                     6,000  Eisai Co., Ltd.                                  201,967
                                                                     9,000  Kyowa Hakko Kogyo Co., Ltd.                       58,397
                                                                     2,100  Sankyo Co., Ltd.                                  40,366
                                                                     7,000  Shionogi & Co., Ltd.                              90,398
                                                                     5,000  Taisho Pharmaceutical Co., Ltd.                   97,464
                                                                    18,000  Takeda Pharmaceutical Co., Ltd.                  893,421
                                                                    10,200  Yamanouchi Pharmaceutical Co., Ltd.              348,867
                                                                                                                        ------------
                                                                                                                           2,005,603
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.2%                             2,656  Leopalace21 Corp.                                 44,175
                                                                    24,000  Mitsui Fudosan Co., Ltd.                         269,651
                                                                     3,000  Sumitomo Realty & Development Co., Ltd.           33,679
                                                                     9,000  Tokyu Land Corp.                                  42,478
                                                                                                                        ------------
                                                                                                                             389,983
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.5%                                22  Central Japan Railway Co.                        170,147
                                                                        59  East Japan Railway Co.                           303,492
                                                                    14,000  Keio Electric Railway Co., Ltd.                   75,679
                                                                    33,000  Kintetsu Corp.                                   100,659
                                                                    21,000  Nippon Express Co., Ltd.                          91,346
                                                                    14,000  Odakyu Electric Railway Co., Ltd.                 74,037
                                                                     1,000  Seino Transportation Co., Ltd.                     9,043
                                                                    22,000  Tobu Railway Co., Ltd.                            79,812
                                                                    18,000  Tokyu Corp.                                       80,895
                                                                        43  West Japan Railway Co.                           147,460
                                                                                                                        ------------
                                                                                                                           1,132,570
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                   800  NEC Electronics Corp.                             36,098
                      Equipment - 0.1%                               2,500  Rohm Co., Ltd.                                   241,404
                                                                                                                        ------------
                                                                                                                             277,502
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.0%                                  800  Fuji Soft ABC, Inc.                               25,557
                                                                     1,600  Namco Ltd.                                        21,312
                                                                       200  Oracle Corp. Japan                                 7,562
                                                                                                                        ------------
                                                                                                                              54,431
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                        1,200  Aoyama Trading Co., Ltd.                          30,268
                                                                     1,200  Shimachu Co., Ltd.                                30,214
                                                                       200  Shimamura Co., Ltd.                               16,894
                                                                     3,100  Yamada Denki Co., Ltd.                           178,486
                                                                                                                        ------------
                                                                                                                             255,862
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                     3,000  Gunze Ltd.                                        13,483
                      Goods - 0.0%                                   2,000  Tokyo Style Co., Ltd.                             19,998
                                                                    14,000  Toyobo Co., Ltd.                                  32,723
                                                                                                                        ------------
                                                                                                                              66,204
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.1%                                    20  Japan Tobacco, Inc.                              267,124
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                           33,000  Itochu Corp.                                     167,070
                      Distributors - 0.7%                           33,000  Marubeni Corp.                                   113,464
                                                                    21,500  Mitsubishi Corp.                                 292,591
                                                                    22,200  Mitsui & Co., Ltd.                               210,360

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    52,500  Sojitz Holdings Corp. (b)                   $    226,943
                                                                    55,000  Sumitomo Corp.                                   441,251
                                                                                                                        ------------
                                                                                                                           1,451,679
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                        44  KDDI Corp.                                       203,700
                      Services - 0.4%                                  427  NTT DoCoMo, Inc.                                 631,965
                                                                                                                        ------------
                                                                                                                             835,665
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                  41,674,390
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.3%    Construction Materials - 0.1%                 19,374  Fletcher Building Ltd.                            93,149
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 49,562  Telecom Corp. of New Zealand Ltd.                207,256
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                      9,652  Contact Energy Ltd.                               51,712
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                       15,063  Fisher & Paykel Healthcare Corp.                  34,167
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                      7,500  Fisher & Paykel Appliances Holdings Ltd.          17,482
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                              10,411  Tower Ltd. (b)                                    15,574
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                   1,784  Independent Newspapers Ltd.                        8,125
                                                                    14,232  Sky Network Television Ltd.                       69,120
                                                                                                                        ------------
                                                                                                                              77,245
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%                15,682  Carter Holt Harvey Ltd.                           24,878
                                                                         1  Tenon Ltd.                                             3
                                                                                                                        ------------
                                                                                                                              24,881
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%          31,792  Auckland International Airport Ltd.               52,869
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand               574,335
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%      Aerospace & Defense - 0.0%                     1,000  Singapore Technologies Engineering Ltd.            1,434
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                                  542  Singapore Airlines Ltd.                            3,598
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                          424  DBS Group Holdings Ltd.                            3,593
                                                                    17,899  Oversea-Chinese Banking Corp.                    123,054
                                                                    20,615  United Overseas Bank Ltd.                        173,492
                                                                                                                        ------------
                                                                                                                             300,139
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%               78,600  Datacraft Asia Limited                            87,246
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.0%                 1,309  Creative Technology Ltd.                           8,611
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                            2,592  Jardine Cycle & Carriage Ltd.                     20,431
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                199,674  Singapore Telecommunications Ltd.                326,617
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                         6,000  Venture Corp. Ltd.                                56,896
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                       15,000  Parkway Holdings Ltd.                             16,713
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%           1,501  Overseas Union Enterprise Ltd.                     8,095
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.2%               12,241  Fraser and Neave Ltd.                            113,900
                                                                    24,000  Keppel Corp. Ltd.                                177,799
                                                                    68,560  SembCorp Industires Ltd.                         108,490
                                                                                                                        ------------
                                                                                                                             400,189
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                              11,634  SembCorp Marine Ltd.                              18,134
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.0%                                 20,000  Neptune Orient Lines Ltd.                         44,805
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                  40,250  Singapore Press Holdings Ltd.                    102,575
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.2%                            10,696  Allgreen Properties Ltd.                           7,353
                                                                    20,000  Ascendas Real Estate Investment Trust             26,196
                                                                   223,000  CapitaLand Ltd.                                  314,550
                                                                    17,000  CapitaMall Trust                                  23,979
                                                                    11,000  City Developments Ltd.                            48,895

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     8,069  Keppel Land Ltd.                            $     11,955
                                                                    12,863  United Overseas Land Ltd.                         17,381
                                                                    17,866  Wing Tai Holdings Ltd.                            10,536
                                                                                                                        ------------
                                                                                                                             460,845
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                            10,883  SMRT Corp. Ltd.                                    7,611
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                15,700  Chartered Semiconductor Manufacturing Ltd.
                      Equipment - 0.0%                                      (b)                                               17,207
                                                                     4,000  STATS ChipPAC Ltd. (b)                             2,868
                                                                                                                        ------------
                                                                                                                              20,075
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%           5,874  SembCorp Logistics Ltd.                            5,988
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore               1,890,002
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the
                                                                            Pacific Basin/Asia                            58,335,764
------------------------------------------------------------------------------------------------------------------------------------
Western
Europe - 65.3%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%        Building Products - 0.0%                       1,815  Wienerberger AG                                   84,312
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                          745  Bank Austria Creditanstalt AG                     77,783
                                                                     3,012  Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                    150,855
                                                                                                                        ------------
                                                                                                                             228,638
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.1%              1,524  VA Technologie (b)                               117,806
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.0%                    604  RHI AG (b)                                        16,467
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                  1,190  Telekom Austria AG                                23,152
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                         80  Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                      22,081
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                           408  Boehler-Uddeholm AG                               54,038
                                                                       232  Voestalpine AG                                    16,262
                                                                                                                        ------------
                                                                                                                              70,300
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.1%               424  OMV AG                                           184,789
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                             9,729  IMMOFINANZ Immobilien Anlagen AG (b)              89,163
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%             326  Flughafen Wien AG                                 21,154
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                   857,862
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%        Beverages - 0.1%                               6,156  InBev NV                                         208,454
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.0%                                 628  Solvay SA                                         64,587
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                       12,025  Dexia                                            265,103
                                                                     3,651  KBC Bancassurance Holding                        288,632
                                                                                                                        ------------
                                                                                                                             553,735
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%             30,640  Suez SA (b)                                          371
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                               90  D'ieteren SA                                      18,632
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.6%         37,260  Fortis                                         1,035,251
                                                                     1,767  Groupe Bruxelles Lambert SA                      153,169
                                                                                                                        ------------
                                                                                                                           1,188,420
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                        289  Electrabel                                       126,341
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                        1  Bekaert SA                                            75
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%                  551  Colruyt SA                                        75,179
                                                                     3,848  Delhaize Group                                   231,066
                                                                                                                        ------------
                                                                                                                             306,245
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                          553  Omega Pharma SA                                   28,587
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products - 0.0%               69  AGFA-Gevaert NV                                    1,909
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                           138  Umicore (b)                                           17
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.1%                         3,761  UCB SA                                           182,996
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                       646  Mobistar SA                                       54,042
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                 2,734,411
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%        Beverages - 0.1%                               2,265  Carlsberg A/S                               $    116,280
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                        9,375  Danske Bank A/S                                  282,150
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%                696  FLS Industries A/S Class B                        14,134
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                  2,967  TDC A/S                                          127,254
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                      716  Vestas Wind Systems A/S (b)                       11,894
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                           1,606  Danisco A/S                                      104,365
                                                                       424  East Asiatic Co., Ltd. A/S                        29,964
                                                                                                                        ------------
                                                                                                                             134,329
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                        4,873  GN Store Nord                                     55,219
                      Supplies - 0.1%                                  688  William Demant Holding (b)                        34,259
                                                                                                                        ------------
                                                                                                                              89,478
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                                 796  Topdanmark A/S (b)                                58,064
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                                 756  NKT Holding A/S                                   28,310
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.1%                                     27  AP Moller - Maersk A/S                           257,924
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.1%                         5,487  Novo-Nordisk A/S B                               279,462
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.1%                             3,410  DSV A/S                                          289,739
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%             141  Kobenhavns Lufthavne A/S                          33,536
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                 1,722,554
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%        Auto Components - 0.0%                         2,880  Nokian Renkaat Oyj                                52,509
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.8%              103,962  Nokia Oyj                                      1,743,188
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                  8,264  TeliaSonera AB                                    39,319
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%                1,819  Kesko Oyj Class B                                 45,673
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                             3,383  Tietoenator Oyj                                  103,210
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.2%                              14,207  Metso Oyj                                        309,940
                                                                     3,036  Wartsila Oyj                                      87,699
                                                                                                                        ------------
                                                                                                                             397,639
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                         6,264  Outokumpu Oyj                                     80,765
                                                                     2,268  Rautaruukki Oyj                                   33,910
                                                                                                                        ------------
                                                                                                                             114,675
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.2%                12,178  Stora Enso Oyj Class R                           155,985
                                                                    15,764  UPM-Kymmene Oyj                                  302,875
                                                                                                                        ------------
                                                                                                                             458,860
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.0%                         1,803  Orion Oyj Class B                                 34,794
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                 2,989,867
------------------------------------------------------------------------------------------------------------------------------------
France - 9.1%         Aerospace & Defense - 0.3%                    12,090  European Aeronautic Defense and Space Co.        385,680
                                                                     4,722  Sagem SA                                          97,927
                                                                     2,877  Zodiac SA                                        154,613
                                                                                                                        ------------
                                                                                                                             638,220
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                         2,329  Compagnie Generale des Etablissements
                                                                            Michelin                                         141,967
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.3%                             6,933  Peugeot SA                                       411,112
                                                                     2,438  Renault SA                                       215,170
                                                                                                                        ------------
                                                                                                                             626,282
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.1%                       5,505  Cie de Saint-Gobain                              305,841
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                               2,854  Air Liquide                                      486,839
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.1%                       16,009  BNP Paribas                                    1,098,923
                                                                    11,599  Credit Agricole SA                               294,328
                                                                     8,091  Societe Generale                                 824,283
                                                                                                                        ------------
                                                                                                                           2,217,534
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.0%          1,171  Societe BIC SA                                    69,906
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%                4,621  Alcatel SA (a)(b)                                 50,415
                                                                         1  Alcatel SA (b)                                        11
                                                                                                                        ------------
                                                                                                                              50,426
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.1%              2,208  Vinci SA                                    $    183,911
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.3%                  1,076  Imerys SA                                         74,187
                                                                     5,732  Lafarge SA                                       522,889
                                                                                                                        ------------
                                                                                                                             597,076
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 31,093  France Telecom SA                                909,451
                      Services - 0.4%
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.2%                    6,252  Alstom (b)                                         6,207
                                                                     3,967  Schneider Electric SA                            299,446
                                                                                                                        ------------
                                                                                                                             305,653
                      --------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 0.2%             7,653  Technip SA                                       355,411
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.3%               11,040  Carrefour SA                                     535,961
                                                                       797  Casino Guichard Perrachon SA                      56,012
                                                                                                                        ------------
                                                                                                                             591,973
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                           3,001  Groupe Danone                                    264,132
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                        5,629  Cie Generale d'Optique Essilor
                      Supplies - 0.2%                                       International SA                                 385,035
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%           2,744  Accor SA                                         128,795
                                                                     4,633  Sodexho Alliance SA                              143,645
                                                                                                                        ------------
                                                                                                                             272,440
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                               400  Atos Origin (b)                                   25,375
                                                                     4,273  Cap Gemini SA (b)                                135,950
                                                                                                                        ------------
                                                                                                                             161,325
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.6%                              28,160  AXA                                              704,682
                                                                     6,060  AXA (a)                                          150,955
                                                                     5,032  CNP Assurances                                   322,267
                                                                                                                        ------------
                                                                                                                           1,177,904
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.6%                                   3,881  Lagardere S.C.A.                                 287,786
                                                                       774  Publicis Groupe                                   22,892
                                                                    22,086  Vivendi Universal SA                             696,805
                                                                     9,400  Vivendi Universal SA (a)                         294,502
                                                                                                                        ------------
                                                                                                                           1,301,985
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.4%                        20,158  Suez SA                                          547,390
                                                                     5,613  Veolia Environnement                             211,133
                                                                                                                        ------------
                                                                                                                             758,523
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.1%                        2,276  Pinault-Printemps-Redoute                        235,040
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 1.4%            12,639  Total SA                                       2,973,072
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.3%                       7,661  L'Oreal SA                                       550,460
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.9%                        22,089  Sanofi-Aventis                                 1,815,791
                                                                       766  Sanofi-Aventis (a)                                31,398
                                                                                                                        ------------
                                                                                                                           1,847,189
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                             1,265  Gecina SA                                        143,653
                                                                       719  Klepierre                                         68,636
                                                                       331  Unibail                                           42,517
                                                                                                                        ------------
                                                                                                                             254,806
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.1%                                8,456  Business Objects SA (b)                          226,551
                                                                       725  Dassault Systemes SA                              35,153
                                                                                                                        ------------
                                                                                                                             261,704
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                     6,513  LVMH Moet Hennessy Louis Vuitton SA              503,851
                      Goods - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%           2,848  Autoroutes du Sud de la France                   163,088
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                     9,982  Bouygues                                         414,023
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                 19,005,067
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.3%        Air Freight & Logistics - 0.1%                10,813  Deutsche Post AG                            $    252,914
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                                    1  Deutsche Lufthansa AG                                 12
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                         2,867  Continental AG                                   206,834
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.2%                             2,642  DaimlerChrysler AG                               107,407
                                                                     7,052  Volkswagen AG                                    322,889
                                                                                                                        ------------
                                                                                                                             430,296
                      --------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.0%                               1  Qiagen NV (b)                                         12
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.2%                         5,038  Deutsche Bank AG Registered Shares               394,684
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.7%                              12,629  BASF AG                                          840,914
                                                                    13,423  Bayer AG                                         448,354
                                                                     2,989  Linde AG                                         201,993
                                                                                                                        ------------
                                                                                                                           1,491,261
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.6%                       21,372  Bayerische Hypo-und Vereinsbank AG (b)           556,552
                                                                    13,236  Commerzbank AG                                   287,795
                                                                    19,965  Depfa Bank Plc                                   320,020
                                                                                                                        ------------
                                                                                                                           1,164,367
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.1%          3,256  Deutsche Boerse AG                               255,198
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 64,712  Deutsche Telekom AG                            1,198,661
                      Services - 0.6%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.7%                     15,747  E.ON AG                                        1,404,648
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                         1,140  Epcos AG (b)                                      14,298
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%                3,799  Metro AG                                         188,616
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                        4,726  Celesio AG                                       371,844
                      Services - 0.2%                                  426  Fresenius Medical Care AG                         36,447
                                                                                                                        ------------
                                                                                                                             408,291
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%           3,264  TUI AG                                            80,968
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.3%                8,557  Siemens AG                                       625,096
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.9%                               8,400  Allianz AG (b)                                 1,194,915
                                                                     2,735  Allianz AG Registered Shares                     314,459
                                                                     4,506  Muenchener Rueckversicherungs AG
                                                                            Registered Shares                                480,713
                                                                                                                        ------------
                                                                                                                           1,990,087
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.2%                               9,012  MAN AG                                           374,554
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                         8,572  ThyssenKrupp AG                                  149,335
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.3%                         8,532  RWE AG                                           551,378
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                        5,823  KarstadtQuelle AG (b)                             77,546
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.0%                       1,115  Beiersdorf AG                                    125,201
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.1%                         2,503  Altana AG                                        143,423
                                                                       435  Merck KGaA                                        34,689
                                                                                                                        ------------
                                                                                                                             178,112
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                 1,360  Infineon Technologies AG (b)                      12,711
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.4%                                4,413  SAP AG                                           769,390
                                                                     1,900  SAP AG (a)                                        82,270
                                                                                                                        ------------
                                                                                                                             851,660
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                     2,248  Adidas-Salomon AG                                376,962
                      Goods - 0.3%                                   1,254  Puma AG Rudolf Dassler Sport                     310,737
                                                                                                                        ------------
                                                                                                                             687,699
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance - 0.1%              4,536  Hypo Real Estate Holding AG                      172,928
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany                13,287,367
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%         Beverages - 0.1%                               4,521  Coca Cola Hellenic Bottling Co. SA               123,151
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                        5,404  Alpha Bank AE                                    143,801
                                                                     4,847  EFG Eurobank Ergasias SA                         148,344
                                                                     4,653  National Bank of Greece SA                       159,419
                                                                         1  Piraeus Bank SA                                       19
                                                                                                                        ------------
                                                                                                                             451,583
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%                2,237  Intracom SA                                 $     11,266
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.0%                  2,002  Titan Cement Co. SA                               61,854
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                      1  Hellenic Telecommunications Organization
                      Services - 0.0%                                       SA (b)                                                19
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                      4,195  Public Power Corp.                               105,027
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%           5,368  OPAP SA                                          154,671
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                         7,445  Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                                       47,951
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.0%             9,060  Hellenic Petroleum SA                             97,400
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.0%                            1  Hellenic Duty Free Shops SA                           17
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                       531  Folli - Follie SA Registered Shares               15,557
                      Goods - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                  1,068,496
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%        Airlines - 0.0%                               12,393  Ryanair Holdings Plc (b)                          95,873
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.4%                       17,994  Allied Irish Banks Plc                           385,586
                                                                    27,138  Bank of Ireland                                  438,494
                                                                                                                        ------------
                                                                                                                             824,080
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%                 10,346  CRH Plc                                          274,931
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 15,064  Eircom Group Plc                                  33,374
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%                8,301  Fyffes Plc                                        24,823
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                           3,957  Greencore Group Plc                               16,959
                                                                     4,738  Kerry Group Plc                                  117,016
                                                                                                                        ------------
                                                                                                                             133,975
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                    106,764  Waterford Wedgewood Restricted Shares              7,497
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%                5,523  DCC Plc                                          109,540
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                               9,543  Irish Life & Permanent Plc                       167,176
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                  13,178  Independent News & Media Plc                      40,683
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                 1,711,952
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.9%          Aerospace & Defense - 0.0%                    88,194  Finmeccanica SpA                                  82,482
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.2%                            47,945  Fiat SpA (b)                                     348,617
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.1%                        5,279  Banca Antonveneta SpA                            170,641
                                                                    61,451  Banca Intesa SpA                                 281,588
                                                                    38,655  Banca Intesa SpA (RNC)                           165,617
                                                                    14,298  Banca Monte dei Paschi di Siena SpA               50,510
                                                                    41,036  Banca Nazionale del Lavoro SpA (b)               141,738
                                                                     8,790  Banca Popolare di Milano SCRL                     86,836
                                                                     5,721  Banche Popolari Unite Scrl                       113,589
                                                                    10,032  Banco Popolare di Verona e Novara Scrl           171,006
                                                                    43,038  Capitalia SpA                                    241,086
                                                                    29,814  Sanpaolo IMI SpA                                 410,033
                                                                    85,615  UniCredito Italiano SpA                          452,744
                                                                                                                        ------------
                                                                                                                           2,285,388
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%                  6,929  Italcementi SpA                                  108,297
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.0%          3,925  FinecoGroup SpA                                   35,339
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                211,669  Telecom Italia SpA                               662,170
                      Services - 0.5%                              160,793  Telecom Italia SpA (RNC)                         418,529
                                                                                                                        ------------
                                                                                                                           1,080,699
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.4%                    100,047  Enel SpA                                         872,080
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.0%                           7,329  Snam Rete Gas SpA                           $     39,254
                      --------------------------------------------------------------------------------------------------------------
                      Independent Power Producers & Energy          46,276  Edison SpA (b)                                   103,085
                      Traders - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%              276,117  Pirelli & C SpA                                  288,151
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                              17,152  Alleanza Assicurazioni SpA                       186,471
                                                                    20,784  Assicurazioni Generali SpA                       649,185
                                                                     9,687  Riunione Adriatica di Sicurta SpA                188,697
                                                                                                                        ------------
                                                                                                                           1,024,353
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software & Services - 0.0%            6,071  Telecom Italia Media SpA (b)                       2,930
                                                                    18,119  Tiscali SpA (b)                                   51,703
                                                                                                                        ------------
                                                                                                                              54,633
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                  12,947  Mediaset SpA                                     152,668
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                       18,782  Rinascente SPA (b)                                11,369
                                                                    18,782  Rozzano                                                0
                                                                                                                        ------------
                                                                                                                              11,369
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.7%            57,942  ENI SpA                                        1,494,847
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                     6,538  Bulgari SpA                                       73,335
                      Goods - 0.1%                                   3,040  Luxottica Group SpA                               63,045
                                                                                                                        ------------
                                                                                                                             136,380
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%           4,179  Autostrade SpA                                   111,103
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                   8,228,745
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.7%    Air Freight & Logistics - 0.1%                 7,395  TNT NV                                           187,561
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.3%                               8,127  Akzo Nobel NV                                    320,554
                                                                     6,193  DSM NV                                           424,363
                                                                                                                        ------------
                                                                                                                             744,917
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                       38,852  ABN AMRO Holding NV                              957,189
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.0%          1,196  Randstad Holdings NV                              41,353
                                                                     1,984  Vedior NV                                         28,007
                                                                                                                        ------------
                                                                                                                              69,360
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.7%            866  Euronext NV                                       29,345
                                                                     1,771  ING Groep NV (a)                                  49,676
                                                                    46,203  ING Groep NV CVA                               1,307,220
                                                                                                                        ------------
                                                                                                                           1,386,241
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 43,986  Royal KPN NV (b)                                 369,568
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%                  523  Koninklijke Ahold NV (a)(b)                        4,278
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                           3,859  Royal Numico NV                                  154,547
                                                                    12,896  Unilever NV                                      837,615
                                                                                                                        ------------
                                                                                                                             992,162
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                      3,966  Koninklijke Philips Electronics NV               100,350
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.2%                              31,541  Aegon NV                                         408,964
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.3%                                  12,187  Reed Elsevier NV                                 169,969
                                                                    20,744  Wolters Kluwer NV                                397,300
                                                                                                                        ------------
                                                                                                                             567,269
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 1.4%            44,641  Royal Dutch Petroleum Co.                      2,918,421
                                                                     1,435  Royal Dutch Petroleum Co. (a)                     93,131
                                                                                                                        ------------
                                                                                                                           3,011,552
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.3%                             2,366  Corio NV                                         132,250
                                                                     5,064  Rodamco Europe NV                                415,358
                                                                       631  Wereldhave NV                                     67,340
                                                                                                                        ------------
                                                                                                                             614,948
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                20,012  ASML Holding NV (b)                              315,443
                      Equipment - 0.2%                               3,092  ASML Holding NV Registered Shares (a)(b)          48,421
                                                                                                                        ------------
                                                                                                                             363,864
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Trading Companies &                           13,061  Hagemeyer NV (b)                            $     30,992
                      Distributors - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands         9,809,215
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%         Airlines - 0.0%                                2,550  SAS AB (b)                                        21,842
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.0%                               4,386  Yara International ASA                            69,770
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.0%          3,368  Tomra Systems ASA                                 13,909
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 27,370  Telenor ASA                                      218,741
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 0.0%             3,844  Smedvig ASA Class A                               77,905
                                                                     1,100  Stolt Offshore SA (b)                             10,053
                                                                                                                        ------------
                                                                                                                              87,958
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                              11,110  Storebrand ASA                                   104,085
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.2%                                  12,298  Schibsted ASA                                    338,591
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%             2,525  Norsk Hydro ASA                                  231,729
                                                                    14,662  Statoil ASA                                      299,394
                                                                                                                        ------------
                                                                                                                             531,123
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%                 2,689  Norske Skogindustrier ASA                         44,318
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                  1,430,337
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%       Commercial Banks - 0.1%                        9,263  Banco BPI SA                                      35,325
                                                                    53,576  Banco Comercial Portugues SA Registered
                                                                            Shares                                           137,507
                                                                                                                        ------------
                                                                                                                             172,832
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 26,798  Portugal Telecom SGPS SA Registered Shares       254,354
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                     36,281  Energias de Portugal SA                           91,361
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%              108,621  Sonae SGPS SA                                    149,913
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal                  668,460
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.7%          Airlines - 0.0%                               11,595  Iberia Lineas Aereas de Espana                    33,269
                      --------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.0%                             677  Puleva Biotech SA (b)                              2,115
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.3%                       58,719  Banco Bilbao Vizcaya Argentaria SA               907,088
                                                                     9,400  Banco Bilbao Vizcaya Argentaria SA (a)           144,384
                                                                    12,615  Banco Popular Espanol SA (b)                     152,571
                                                                   137,213  Banco Santander Central Hispano SA             1,593,066
                                                                                                                        ------------
                                                                                                                           2,797,109
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.2%              8,488  ACS Actividades de Construccion y                237,787
                                                                            Servicios, SA
                                                                       696  Acciona SA                                        69,094
                                                                     1,021  Fomento de Construcciones y Contratas SA          57,589
                                                                     1,586  Grupo Ferrovial SA                               102,341
                                                                                                                        ------------
                                                                                                                             466,811
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 62,073  Telefonica SA                                  1,017,523
                      Services - 0.8%                               11,670  Telefonica SA (a)                                570,655
                                                                                                                        ------------
                                                                                                                           1,588,178
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.6%                     20,181  Endesa SA                                        474,229
                                                                    15,797  Iberdrola SA                                     417,301
                                                                    14,033  Union Fenosa SA                                  428,295
                                                                                                                        ------------
                                                                                                                           1,319,825
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                    2,445  Gamesa Corp. Tecnologica SA                       33,182
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                           6,821  Gas Natural SDG SA                               201,327
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                             8,260  Amadeus Global Travel Distribution SA A           72,300
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                               2,720  Corporacion Mapfre SA                             40,734
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                     139  Sogecable SA (b)                                   4,946
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%            19,936  Repsol YPF SA (f)                                510,709
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%                 8,212  Reno de Medici SpA (b)                             7,158
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                        7,518  Inditex SA                                       193,684
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.1%                                 4,181  Altadis SA                                       175,491
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%           4,999  Abertis Infraestructuras SA                 $    127,517
                                                                     6,379  Cintra Concesiones de Infraestructuras de
                                                                            Transporte SA                                     74,988
                                                                                                                        ------------
                                                                                                                             202,505
                      --------------------------------------------------------------------------------------------------------------
                      Water Utilities - 0.0%                         1,313  Sociedad General de Aguas de Barcelona SA
                                                                            Class A                                           28,326
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                   7,677,669
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%         Airlines - 0.0%                                  709  SAS AB (b)                                         6,047
                                                                       885  SAS AB (f)                                         7,622
                                                                                                                        ------------
                                                                                                                              13,669
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.0%                       6,293  Assa Abloy AB B                                   80,990
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.0%                         1,118  D Carnegie AB                                     13,243
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                       11,521  Skandinaviska Enskilda Banken AB Class A         191,797
                                                                    17,555  Svenska Handelsbanken Class A                    358,566
                                                                                                                        ------------
                                                                                                                             550,363
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%         10,451  Securitas AB                                     174,653
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.5%              320,106  Telefonaktiebolaget LM Ericsson                1,028,904
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.0%          1,566  OMX AB                                            17,848
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                 12,427  Tele2 AB                                         116,966
                      Services - 0.2%                               41,125  TeliaSonera AB                                   196,436
                                                                                                                        ------------
                                                                                                                             313,402
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                          680  ELEKTA "AB-B" FREE                                28,214
                      Supplies - 0.0%                                4,970  Getinge AB Class B                                67,782
                                                                                                                        ------------
                                                                                                                              95,996
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                        2,038  Capio AB                                          30,013
                      Services - 0.1%                                8,492  Gambro AB Class A                                113,641
                                                                     6,735  Gambro AB Class B                                 90,128
                                                                                                                        ------------
                                                                                                                             233,782
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.1%                      9,521  Electrolux AB Series B                           203,004
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                              33,543  Skandia Forsakrings AB                           184,275
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.4%                               9,215  Alfa Laval AB                                    133,346
                                                                     2,730  Atlas Copco AB Class A                            43,350
                                                                     5,157  Atlas Copco AB Class B                            74,295
                                                                       860  SKF AB Class B                                     8,810
                                                                     4,440  Sandvik AB                                       165,172
                                                                     2,398  Scania AB Class B                                 88,440
                                                                     2,449  Volvo AB Class A                                  96,593
                                                                     5,640  Volvo AB Class B                                 229,675
                                                                                                                        ------------
                                                                                                                             839,681
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                   5,249  Eniro AB                                          59,824
                                                                     1,357  Modern Times Group AB Class B (b)                 41,619
                                                                                                                        ------------
                                                                                                                             101,443
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                           821  Hoganas AB                                        22,026
                                                                     1,433  Ssab Svenskt Stal AB Series A                     33,031
                                                                     3,460  Ssab Svenskt Stal AB Series B                     76,210
                                                                                                                        ------------
                                                                                                                             131,267
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.0%             4,493  Lundin Petroleum AB (b)                           38,549
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                             1,091  Castellum AB                                      44,428
                                                                     2,185  Wihlborgs Fastigheter AB                          47,567
                                                                       437  Wihlborgs Syd AB (b)                              10,633
                                                                                                                        ------------
                                                                                                                             102,628
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                       11,182  Hennes & Mauritz AB B Shares                     393,785
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                                35,424  Swedish Match AB                                 402,600
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                  4,920,082
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 5.8%    Biotechnology - 0.0%                              73  Serono SA                                   $     46,668
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 1.0%                        27,866  Credit Suisse Group                            1,099,544
                                                                    11,525  UBS AG Registered Shares                         899,618
                                                                                                                        ------------
                                                                                                                           1,999,162
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.3%                               3,000  Ciba Specialty Chemicals AG Registered
                                                                            Shares                                           174,928
                                                                     1,735  Clariant AG                                       23,091
                                                                       181  Givaudan                                         105,328
                                                                     2,345  Lonza Group AG Registered Shares                 129,871
                                                                     1,691  Syngenta AG                                      174,103
                                                                                                                        ------------
                                                                                                                             607,321
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%          2,491  Adecco SA Registered Shares                      113,554
                                                                       108  SGS SA                                            74,228
                                                                                                                        ------------
                                                                                                                             187,782
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.1%                 3,400  Logitech International SA (b)                    109,344
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%                  3,256  Holcim Ltd.                                      198,242
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                    606  Swisscom AG                                      197,727
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 1.1%                           9,214  Nestle SA Registered Shares                    2,359,060
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                            1  Phonak Holding AG Registered Shares                   38
                      Supplies - 0.1%                                  195  Straumann Holding AG Registered Shares            40,641
                                                                     1,733  Synthes, Inc.                                    190,331
                                                                                                                        ------------
                                                                                                                             231,010
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                               6,731  Swiss Reinsurance Registered Shares              414,021
                                                                     3,685  Zurich Financial Services AG                     635,117
                                                                                                                        ------------
                                                                                                                           1,049,138
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                                 128  Schindler Holding AG Participation
                                                                            Certificates                                      46,260
                                                                        93  Sulzer AG                                         38,402
                                                                                                                        ------------
                                                                                                                              84,662
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.2%                        55,421  Novartis AG Registered Shares                  2,641,052
                                                                    16,011  Roche Holding AG                               2,027,152
                                                                                                                        ------------
                                                                                                                           4,668,204
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                 1,877  Micronas Semiconductor Holding AG
                      Equipment - 0.2%                                      Registered Shares (b)                             71,060
                                                                     1,610  Unaxis Holding AG (b)                            221,185
                                                                                                                        ------------
                                                                                                                             292,245
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel &                              218  Swatch Group AG B                                 30,630
                      Luxury Goods - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland            12,061,195
------------------------------------------------------------------------------------------------------------------------------------
United                Aerospace & Defense - 0.4%                   120,164  BAE Systems Plc                                  618,159
Kingdom - 23.2%                                                     10,794  Meggitt Plc                                       54,705
                                                                    34,069  Rolls-Royce Group Plc                            175,414
                                                                                                                        ------------
                                                                                                                             848,278
                      --------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics - 0.2%                27,100  Exel  Plc                                        412,402
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                               13,153  British Airways Plc (b)                           62,123
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.6%                              71,692  Diageo Plc                                     1,057,582
                                                                    25,622  Scottish & Newcastle Plc                         212,981
                                                                                                                        ------------
                                                                                                                           1,270,563
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.0%                       2,689  BPB Plc                                           25,497
                                                                    25,426  Pilkington Plc                                    54,575
                                                                                                                        ------------
                                                                                                                              80,072
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.1%                        13,677  3i Group Plc                                     166,213
                                                                    13,560  ICAP Plc                                          72,187
                                                                     3,936  Schroders Plc                                     53,407
                                                                                                                        ------------
                                                                                                                             291,807
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                              15,369  BOC Group Plc                               $    276,581
                                                                    24,937  Imperial Chemical Industries Plc                 113,533
                                                                                                                        ------------
                                                                                                                             390,114
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 4.8%                      143,239  Barclays Plc                                   1,426,228
                                                                    87,457  HBOS Plc                                       1,348,929
                                                                   266,626  HSBC Holdings Plc                              4,253,399
                                                                   124,669  Lloyds TSB Group Plc                           1,056,971
                                                                    67,375  Royal Bank of Scotland Group Plc               2,036,104
                                                                                                                        ------------
                                                                                                                          10,121,631
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.3%          5,957  Aggreko Plc                                       19,807
                                                                    57,983  Brambles Industries Plc                          318,028
                                                                     3,587  Capita Group Plc                                  23,660
                                                                     4,685  Davis Service Group Plc                           38,083
                                                                     6,198  De La Rue Plc                                     45,105
                                                                    28,707  Group 4 Securicor Plc                             75,640
                                                                    43,791  Serco Group Plc                                  200,156
                                                                                                                        ------------
                                                                                                                             720,479
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%               13,555  Marconi Corp. Plc (b)                             73,375
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.1%              7,568  Amec Plc                                          44,765
                                                                     9,659  Balfour Beatty Plc                                57,263
                                                                                                                        ------------
                                                                                                                             102,028
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%                 18,366  Hanson Plc                                       176,615
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.0%                  3,125  Rexam Plc                                         26,985
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.1%                            3,921  Grafton Group Plc                                 45,381
                                                                     4,151  Inchcape Plc                                     153,049
                                                                                                                        ------------
                                                                                                                             198,430
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                187,793  BT Group Plc                                     774,196
                      Services - 0.4%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.5%                     35,764  Scottish & Southern Energy Plc                   649,380
                                                                    32,678  Scottish Power Plc                               290,816
                                                                     2,200  Scottish Power Plc (a)                            78,320
                                                                                                                        ------------
                                                                                                                           1,018,516
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                         1,073  Electrocomponents Plc                              4,626
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.6%               30,436  J Sainsbury Plc                                  155,617
                                                                   184,815  Tesco Plc                                      1,055,920
                                                                                                                        ------------
                                                                                                                           1,211,537
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                          46,147  Cadbury Schweppes Plc                            440,874
                                                                    68,852  Unilever Plc                                     664,578
                                                                                                                        ------------
                                                                                                                           1,105,452
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                          67,329  Centrica Plc                                     279,683
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                       40,726  Smith & Nephew Plc                               402,223
                      Supplies - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                       16,812  Alliance Unichem Plc                             255,992
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.7%           4,649  Carnival Plc                                     263,907
                                                                   120,907  Compass Group Plc                                508,204
                                                                    13,361  Enterprise Inns Plc                              199,732
                                                                    35,336  Hilton Group Plc                                 181,304
                                                                     6,590  Intercontinental Hotels Group Plc                 83,223
                                                                    13,392  Mitchells & Butlers Plc                           80,234
                                                                     3,494  Rank Group Plc                                    16,847
                                                                    10,485  Whitbread Plc                                    179,292
                                                                                                                        ------------
                                                                                                                           1,512,743
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.3%                      7,641  Barratt Developments  Plc                   $     98,132
                                                                     2,946  Bellway Plc                                       45,571
                                                                     2,733  Berkeley Group Holdings Plc                       44,823
                                                                    24,949  Persimmon Plc                                    349,259
                                                                    15,994  Taylor Woodrow Plc                                96,827
                                                                                                                        ------------
                                                                                                                             634,612
                      --------------------------------------------------------------------------------------------------------------
                      Household Products - 0.2%                     13,589  Reckitt Benckiser Plc                            400,679
                      --------------------------------------------------------------------------------------------------------------
                      Independent Power Producers &                 37,166  International Power Plc                          137,232
                      Energy Traders - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.3%                              58,786  Aviva Plc                                        655,402
                                                                    15,814  Friends Provident Plc                             51,589
                                                                                                                        ------------
                                                                                                                             706,991
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software & Services - 0.0%              334  Iona Technologies Plc (b)                          1,019
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.1%                                   1  FKI Plc                                                2
                                                                    11,573  IMI Plc                                           86,502
                                                                                                                        ------------
                                                                                                                              86,504
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.9%                                  26,156  Aegis Group Plc                                   46,649
                                                                    33,295  British Sky Broadcasting Plc                     314,808
                                                                     7,300  Daily Mail & General Trust                        86,032
                                                                   127,694  ITV Plc                                          281,526
                                                                    23,758  Pearson Plc                                      279,994
                                                                    36,332  Reed Elsevier Plc                                348,081
                                                                     3,643  Trinity Mirror Plc                                40,354
                                                                     7,307  United Business Media Plc                         64,899
                                                                    33,520  WPP Group Plc                                    345,174
                                                                    15,593  Yell Group Plc                                   118,855
                                                                                                                        ------------
                                                                                                                           1,926,372
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.1%                        31,515  Anglo American Plc                               739,436
                                                                    54,088  BHP Billiton Plc                                 690,279
                                                                    96,699  Corus Group Plc (b)                               72,797
                                                                    23,985  Rio Tinto Plc Registered Shares                  734,296
                                                                                                                        ------------
                                                                                                                           2,236,808
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.1%                           542  National Grid Transco Plc                          5,256
                                                                     6,754  United Utilities Plc                              79,900
                                                                    17,868  United Utilities Plc Class A                     105,690
                                                                                                                        ------------
                                                                                                                             190,846
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.2%                       36,672  Marks & Spencer Group Plc                        236,965
                                                                     8,583  Next Plc                                         232,152
                                                                                                                        ------------
                                                                                                                             469,117
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 3.9%            68,464  BG Group Plc                                     563,273
                                                                   463,959  BP Plc                                         4,831,693
                                                                     6,620  BP Plc (a)                                       412,956
                                                                   233,556  Shell Transport & Trading Co. Plc              2,272,137
                                                                                                                        ------------
                                                                                                                           8,080,059
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.3%                        37,698  AstraZeneca Plc                                1,561,572
                                                                   130,833  GlaxoSmithKline Plc                            3,168,227
                                                                                                                        ------------
                                                                                                                           4,729,799
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.5%                            11,542  British Land Co. Plc                             181,229
                                                                     3,753  Great Portland Estates Plc                        23,511
                                                                     7,510  Hammerson Plc                                    119,737
                                                                    22,723  Land Securities Group Plc                        566,140
                                                                    11,701  Slough Estates Plc                               109,376
                                                                                                                        ------------
                                                                                                                             999,993
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.1%                             5,470  Arriva Plc                                  $     53,435
                                                                    10,268  Firstgroup Plc                                    60,598
                                                                                                                        ------------
                                                                                                                             114,033
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor                34,611  ARM Holdings Plc                                  70,258
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.0%                                8,320  Sage Group Plc                                    33,368
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.4%                      119,445  Dixons Group Plc                                 336,133
                                                                   113,873  Kingfisher Plc                                   502,111
                                                                         1  MFI Furniture Plc                                      2
                                                                         1  Signet Group Plc                                       2
                                                                                                                        ------------
                                                                                                                             838,248
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.4%                                35,868  British American Tobacco Plc                     691,772
                                                                     9,379  Gallaher Group Plc                               139,365
                                                                                                                        ------------
                                                                                                                             831,137
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                           19,612  Wolseley Plc                                     412,699
                      Distributors - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.2%           8,711  Associated British Ports Holdings Plc             76,977
                                                                    30,635  BAA Plc                                          340,450
                                                                    14,537  BBA Group Plc                                     80,385
                                                                                                                        ------------
                                                                                                                             497,812
                      --------------------------------------------------------------------------------------------------------------
                      Water Utilities - 0.1%                         8,581  Kelda Group Plc                                  107,436
                                                                     8,695  Severn Trent Plc                                 158,502
                                                                                                                        ------------
                                                                                                                             265,938
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                 1,513,383  Vodafone Group Plc                             3,689,193
                      Services - 1.8%                                2,315  Vodafone Group Plc (a)                            56,301
                                                                                                                        ------------
                                                                                                                           3,745,494
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom     48,748,888
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Western Europe        136,922,167
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $148,736,687) - 93.9%                196,978,723
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific
Basin/Asia - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%      Commercial Banks - 0.2%                        9,400  National Australia Bank Ltd., 7.875% (e)         366,600
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in the Pacific
                                                                            Basin/ Asia                                      366,600
------------------------------------------------------------------------------------------------------------------------------------
Western
Europe - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%        Automobiles - 0.1%                             4,675  Volkswagen AG, 4.35%                             165,945
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                               4,819  Henkel KGaA, 1.75%                               431,843
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                        3,344  Fresenius Medical Care AG, 2.30%                 233,189
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                   2,629  ProSieben SAT.1 Media AG, 2.24%                   45,291
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.0%                           589  RWE AG, 3.50%                                     33,714
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Western Europe         909,982
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks
                                                                            (Cost - $1,069,948) - 0.6%                     1,276,582
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
Pacific
Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%      Chemicals - 0.0%                               5,600  Kingboard Chemicals Holdings
                                                                            (expires 12/31/2006)                               3,530
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in the Pacific Basin/Asia           3,530
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                                  Shares
Country               Industry*                                    Held     Warrants (c)                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Western Europe 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%         Food & Staples Retailing - 0.0%                  383  Casino Guichard Perrachon SA
                                                                            (expires 12/15/2005)                        $         23
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in Western Europe                      23
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Warrants (Cost - $2,309) - 0.0%              3,553
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Rights
------------------------------------------------------------------------------------------------------------------------------------
Pacific
Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%      Commercial Banks - 0.0%                        3,579  Oversea-Chinese Banking Corp. (d)                 13,681
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Rights(Cost - $10,125) - 0.0%               13,681
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Face
                                                                  Amount    Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Pacific
Basin/Asia - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%          Air Freight & Logistics - 0.0%        JPY  7,000,000  Yamato Transport Yamtra Series 7, 1.20%
                                                                            due 9/30/2009 (e)                                 85,852
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.0%                    5,000,000  The Bank of Fukuoka Ltd. Series 2, 1.10%
                                                                            due 9/28/2007 (e)                                 65,836
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                      11,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                            due 3/31/2009 (e)                                124,483
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                        15,000,000  Mitsubishi Estate Co. Ltd., 0.673% due
                                                                            9/30/2006 (e)(g)                                 147,517
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                       15,000,000  Mitsubishi Corp., 0% due 6/17/2011 (e)(g)        174,885
                      Distributors - 0.2%                       13,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                            due 9/30/2009 (e)                                142,402
                                                                                                                        ------------
                                                                                                                             317,287
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in the
                                                                            Pacific Basin/Asia                               740,975
------------------------------------------------------------------------------------------------------------------------------------
Western
Europe - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%         Communications Equipment - 0.1%       EUR    250,790  Alcatel SA, 4.75% due 1/01/2011 (e)              319,817
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in France          319,817
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%    Industrial Conglomerates - 0.1%       CHF    250,000  ABB International Finance Ltd., 3.50%
                                                                            due 9/10/2010 (e)                                225,392
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in
                                                                            Switzerland                                      225,392
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in Western
                                                                            Europe                                           545,209
                      --------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities
                                                                            (Cost - $1,319,388) - 0.6%                     1,286,184
------------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                            USD  3,923,144  Merrill Lynch Liquidity Series, LLC Cash
                                                                            Sweep Series I ***                             3,923,144
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $3,923,144) - 1.9%                     3,923,144
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $155,061,601**) - 97.0%              203,481,867

                                                                            Other Assets Less Liabilities - 3.0%           6,365,081
                                                                                                                        ------------
                                                                            Net Assets - 100.0%                         $209,846,948
                                                                                                                        ============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $   184,504,067
                                                                ===============
      Gross unrealized appreciation                             $    21,871,988
      Gross unrealized depreciation                                  (2,894,188)
                                                                ---------------
      Net unrealized appreciation                               $    18,977,800
                                                                ===============

*** Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ---------------------------------------------------------------------------------
                                                                    Net        Interest
      Affiliate                                                  Activity       Income
      ---------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 66,365      $ 27,143
      ---------------------------------------------------------------------------------

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 7/01/2005.
(e)   Convertible security.
(f)   Security, or a portion of security, is on loan.
(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
      Number of                                                      Expiration                            Appreciation
      Contracts         Issue                      Exchange             Date              Face Value      (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
        4               Cac40 10 Euro Future       Matif (Par)     July 2005              $   204,215      $        894
        45              DJ Euro Stoxx 50           Eurex           September 2005         $ 1,719,166            23,086
        6               Dax Index 25 Euro Future   DTB             September 2005         $   839,808              (371)
        28              FTSE 100 Index Future      LIFFE           September 2005         $ 2,534,039            36,350
        5               Hang Seng Index Future     Hong Kong       July 2005              $   458,192            (1,243)
        2               Ibex 35 Plus               Spanish Op      July 2005              $   232,380             3,540
                        Index Future
        21              OMX Stock                  Tokyo           July 2005              $   220,655               534
                        Index Future
        3               SPI 200 Index Future       Sydney          September 2005         $   245,997            (1,716)
        29              TOPIX Index Future         Tokyo           September 2005         $ 3,001,896            71,879
      ------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                  $    132,953
                                                                                                           ============

      Forward foreign exchange contracts as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                Settlement                   Appreciation
      Purchased                          Date                     (Depreciation)
      --------------------------------------------------------------------------
      AUD    50,000                   July 2005                       $    (689)
      CAD    100,000                  July 2005                             535
      CHF    75,000                   July 2005                            (404)
      EUR    2,805,000                July 2005                         (22,353)
      GBP    215,000                  July 2005                          (6,337)
      JPY    43,000,000               July 2005                          (5,891)
      SEK    180,000                  July 2005                            (635)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts-Net
      (USD Commitment - $4,408,100)                                   $ (35,774)
                                                                      =========

Master Enhanced International Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

      Forward foreign exchange contracts as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                Settlement                     Unrealized
      Sold                              Date                        Depreciation
      --------------------------------------------------------------------------
      CAD    100,000                  July 2005                       $    (315)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts-Net
      (USD Commitment - $81,364)                                      $    (315)
                                                                      =========
      --------------------------------------------------------------------------

      Currency Denominations:

      AUD               Australian Dollar
      CAD               Canadian Dollar
      CHF               Swiss Franc
      EUR               Euro
      GBP               German British Pound
      JPY               Japanese Yen
      SEK               Swedish Krona
      USD               U.S. Dollar

      See Notes to Financial Statements.

Portfolio Information as of June 30, 2005

--------------------------------------------------------------------------------
                                                                   Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom                                                      24.0%
Japan                                                               20.9
France                                                               9.5
Germany                                                              7.0
Switzerland                                                          6.0
Australia                                                            5.5
Netherlands                                                          4.8
Italy                                                                4.1
Spain                                                                3.8
Sweden                                                               2.4
Hong Kong                                                            1.6
Finland                                                              1.5
Belgium                                                              1.3
Singapore                                                            0.9
Denmark                                                              0.9
Ireland                                                              0.8
Norway                                                               0.7
United States                                                        0.6
Greece                                                               0.5
Austria                                                              0.4
Portugal                                                             0.3
South Africa                                                         0.3
New Zealand                                                          0.3
Other*                                                               1.9
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                     As of June 30, 2005
==================================================================================================================================
Assets:              Investments in unaffiliated securities, at value (including securities
                      loaned of $330,185) (identified cost - $151,138,457) .......................                    $199,558,723
                     Investments in affiliated securities, at value (identified cost - $3,923,144)                       3,923,144
                     Cash held as collateral for securities loaned, at value .....................                         347,099
                     Unrealized appreciation on forward foreign exchange contracts ...............                             535
                     Cash on deposit for financial futures contracts .............................                         382,842
                     Foreign cash (cost - $3,014,999) ............................................                       2,946,422
                     Receivables:
                           Dividends .............................................................    $  1,656,380
                           Variation margin ......................................................       1,346,969
                           Securities sold .......................................................         725,988
                           Contributions .........................................................          28,337
                           Interest (including $7,484 from affiliates) ...........................          21,062       3,778,736
                                                                                                      ------------
                     Prepaid expenses and other assets ...........................................                          14,026
                                                                                                                      ------------
                     Total assets ................................................................                     210,951,527
                                                                                                                      ------------
==================================================================================================================================
Liabilities:         Collateral on securities loaned, at value ...................................                         347,099
                     Unrealized depreciation on forward foreign exchange contracts ...............                          36,624
                     Payables:
                           Securities purchased ..................................................         685,868
                           Withdrawals ...........................................................          29,089
                           Other affiliates ......................................................           4,356
                           Investment adviser ....................................................           1,543         720,856
                                                                                                      ------------    ------------
                     Total liabilities ...........................................................                       1,104,579
                                                                                                                      ------------
==================================================================================================================================
Net Assets:          Net assets ..................................................................                    $209,846,948
                                                                                                                      ============
==================================================================================================================================
Net Assets           Investors' capital ..........................................................                    $161,414,988
Consist of:          Unrealized appreciation-net .................................................                      48,431,960
                                                                                                                      ------------
                     Net Assets ..................................................................                    $209,846,948
                                                                                                                      ============
==================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2005
==================================================================================================================================
Investment           Dividends (net of $413,018 foreign withholding tax) .........................                    $  4,329,036
Income:              Interest  (including $27,143 from affiliates) ...............................                         146,221
                     Securities lending - net ....................................................                         109,799
                                                                                                                      ------------
                     Total income ................................................................                       4,585,056
                                                                                                                      ------------
==================================================================================================================================
Expenses:            Custodian fees ..............................................................    $     84,376
                     Professional fees ...........................................................          58,918
                     Accounting services .........................................................          31,993
                     Pricing fees ................................................................          25,091
                     Investment advisory fees ....................................................          19,089
                     Printing and shareholder reports ............................................          11,705
                     Trustees' fees and expenses .................................................           4,003
                     Other .......................................................................          12,385
                                                                                                      ------------
                     Total expenses ..............................................................                         247,560
                                                                                                                      ------------
                     Investment income-net .......................................................                       4,337,496
                                                                                                                      ------------
==================================================================================================================================
Realized &           Realized gain (loss) on:
Unrealized              Investments-net ..........................................................     224,573,867
Gain (Loss)-Net:        Futures contracts-net ....................................................         820,163
                        Foreign currency transactions-net ........................................        (476,562)    224,917,468
                                                                                                      ------------
                     Change in unrealized appreciation/depreciation on:
                        Investments-net ..........................................................    (246,518,542)
                        Futures contracts-net ....................................................        (438,083)
                        Foreign currency transactions-net ........................................        (500,897)   (247,457,522)
                                                                                                      ------------    ------------
                     Total realized and unrealized loss-net ......................................                     (22,540,054)
                                                                                                                      ------------
                     Net Decrease in Net Assets Resulting from Operations ........................                    $(18,202,558)
                                                                                                                      ============
==================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six          For the
                                                                                                   Months Ended        Year Ended
                                                                                                     June 30,         December 31,
                     Increase (Decrease) in Net Assets:                                                2005               2004
===================================================================================================================================
Operations:          Investment income-net ..................................................     $    4,337,496     $   26,082,316
                     Realized gain-net ......................................................        224,917,468         96,024,358
                     Change in unrealized appreciation/depreciation-net .....................       (247,457,522)        87,535,126
                                                                                                  --------------     --------------
                     Net increase (decrease) in net assets resulting from operations ........        (18,202,558)       209,641,800
                                                                                                  --------------     --------------
===================================================================================================================================
Capital              Proceeds from contributions ............................................         18,500,859         28,662,540
Transactions:        Fair value of withdrawals ..............................................       (988,139,764)      (106,437,789)
                                                                                                  --------------     --------------
                     Net decrease in net assets derived from capital transactions ...........       (969,638,905)       (77,775,249)
                                                                                                  --------------     --------------
===================================================================================================================================
Net Assets:          Total increase (decrease) in net assets ................................       (987,841,463)       131,866,551
                     Beginning of period ....................................................      1,197,688,411      1,065,821,860
                                                                                                  --------------     --------------
                     End of period ..........................................................     $  209,846,948     $1,197,688,411
                                                                                                  ==============     ==============
===================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

                                                              For the Six
                   The following ratios have                 Months Ended                For the Year Ended December 31,
                   been derived from information provided       June 30,      ----------------------------------------------------
                   in the financial statements.                   2005          2004          2003          2002           2001
==================================================================================================================================
Total Investment   Total investment return ................        (.92%)#         20.79%         38.45%      (15.27%)      (21.10%)
Return:                                                        ========       ==========     ==========     ========      ========
==================================================================================================================================
Ratios to          Expenses, net of reimbursement and
Average Net         excluding swap payment ................         .13%*            .07%           .09%         .06%          .06%
Assets:                                                        ========       ==========     ==========     ========      ========
                   Expenses, net of reimbursement .........         .13%*            .07%           .09%         .10%          .06%
                                                               ========       ==========     ==========     ========      ========
                   Expenses ...............................         .13%*            .07%           .09%         .14%          .08%
                                                               ========       ==========     ==========     ========      ========
                   Investment income-net ..................        2.27%*           2.38%          2.55%        2.25%         1.80%
                                                               ========       ==========     ==========     ========      ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands)    $209,847       $1,197,688     $1,065,822     $916,695      $420,499
Data:                                                          ========       ==========     ==========     ========      ========
                   Portfolio turnover .....................       26.50%           91.22%         91.04%      101.13%        83.89%
                                                               ========       ==========     ==========     ========      ========
==================================================================================================================================

*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster)

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. Agreements are valued daily based upon quotations from market makers and changes in value are recorded as unrealized appreciation/(depreciation). These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

For the six months ended June 30, 2005, the Series reimbursed FAM $3,934 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $129,011,662 and $1,087,976,488, respectively.

4. Commitments:

At June 30, 2005, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it agreed to sell a foreign currency with an approximate value of $82,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
Laurie Simon Hodrick - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Donald C. Burke - Vice President and Treasurer
Vincent J. Costa - Vice President
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY  11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 19, 2005